GOODWILL - Textual (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020	May 22, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Effect of movements in exchange rates	$ (323,676)	$ 882,077
Impairment	$ 12,257	109,334
Percentage of impairment of cash generating unit	100.00%
Explanation of period over which management has projected cash flows	Such calculations used cash flow projections, covering periods from 5 to 20 years.
BAC Holding International Corp
Disclosure of reconciliation of changes in goodwill [line items]
Effect of movements in exchange rates	$ (353,876)	$ 862,091
Banco Bilbao Vizcaya Argentaria S.A. Panama [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired		98.92%
Grupo Financiero Reformador de Guatemala [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired		100.00%
COINCA Corporation Inc [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired		100.00%
Medios de Pago MP S.A [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired		100.00%
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements		$ 853,401
Banco de Credito y Desarrollo Social [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	94.99%	94.99%
Multi Financial Group Inc [member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	99.60%		2.97%	96.60%
Percentage of additional voting equity interests	2.97%
BAC Holding International Corp
Disclosure of reconciliation of changes in goodwill [line items]
Explanation of period over which management has projected cash flows		10-years projection
Recoverable amount of asset or cash-generating unit		$ 24,669,313
Exceeds the Book Value Of Cash generating Unit		$ 11,185,784
Growth rate used to extrapolate cash flow projections		3.00%
Increase decrease in discount rate applied to cash flow projections		1.00%
Recoverable value if discount rate was 1.0% higher		$ 21,922,915
Book value of cash-generating unit		$ 13,483,529
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Explanation of period over which management has projected cash flows	20-years projection	20-years projection
Recoverable amount of asset or cash-generating unit	$ 8,770,719	$ 5,310,260
Exceeds the Book Value Of Cash generating Unit	$ 6,126,977	$ 2,446,969
Growth rate used to extrapolate cash flow projections	2.90%	3.50%
Increase decrease in discount rate applied to cash flow projections	0.50%	1.00%
Recoverable value if discount rate was 1.0% higher		$ 4,780,417
Recoverable value if discount rate was 0.5% higher	$ 7,883,552
Book value of cash-generating unit	$ 2,643,742	$ 2,863,291
Banco de Bogota S.A. over Megabanco
Disclosure of reconciliation of changes in goodwill [line items]
Explanation of period over which management has projected cash flows	5-years projection	5-years projection
Recoverable amount of asset or cash-generating unit	$ 14,436,755	$ 9,166,267
Exceeds the Book Value Of Cash generating Unit	$ 6,587,543	$ 1,931,847
Growth rate used to extrapolate cash flow projections	6.40%	3.60%
Increase decrease in discount rate applied to cash flow projections	0.50%	1.00%
Recoverable value if discount rate was 1.0% higher		$ 8,289,397
Recoverable value if discount rate was 0.5% higher	$ 12,954,539
Book value of cash-generating unit	$ 7,849,212	7,234,420
Banco Popular S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	93.74%
Explanation of period over which management has projected cash flows	5-years projection
Recoverable amount of asset or cash-generating unit	$ 4,167,985
Exceeds the Book Value Of Cash generating Unit	$ 956,928
Growth rate used to extrapolate cash flow projections	6.40%
Increase decrease in discount rate applied to cash flow projections	0.50%
Recoverable value if discount rate was 0.5% higher	$ 4,069,980
Book value of cash-generating unit	$ 3,211,057
Banco de Bogota S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	68.93%
Explanation of period over which management has projected cash flows	5-years projection
Recoverable amount of asset or cash-generating unit	$ 16,838,983
Exceeds the Book Value Of Cash generating Unit	$ 7,763,151
Growth rate used to extrapolate cash flow projections	6.40%
Increase decrease in discount rate applied to cash flow projections	0.50%
Recoverable value if discount rate was 0.5% higher	$ 15,124,295
Book value of cash-generating unit	9,075,832
Multi Financial Group Inc [member]
Disclosure of reconciliation of changes in goodwill [line items]
Recoverable amount of asset or cash-generating unit	3,456,899
Exceeds the Book Value Of Cash generating Unit	$ 1,462,290
Growth rate used to extrapolate cash flow projections	4.00%
Discount rate applied to cash flow projections	10.60%
Increase decrease in discount rate applied to cash flow projections	0.50%
Recoverable value if discount rate was 0.5% higher	$ 3,188,642
Book value of cash-generating unit	1,994,609
Concesionaria Panamericana S.A.S.
Disclosure of reconciliation of changes in goodwill [line items]
Impairment	$ 10,678	$ 8,536
Estimated discount rate WACC	16.14%	10.72%
Recoverable amount of asset or cash-generating unit	$ 177,243	$ 179,735
Concesionaria Panamericana S.A.S. | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment	$ 10,678